Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
OPERATING ACTIVITIES
Net earnings (loss)	$ (5,249,210)	$ 5,099,924
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation	1,524,961	1,340,492
Impairment loss for long-lived assets	4,338,419	1,723,539
Deferred taxes	(1,184,100)	(326,920)
Compensation expense for restricted stock	332,944	137,598
Change in post-retirement benefits other than pensions	10,903	35,201
Lower of cost or net realizable value inventory adjustment	955,605
Changes in operating assets and liabilities:
Accounts receivable	1,478,067	4,274,878
Inventories	12,438,238	(3,732,652)
Federal income taxes recoverable	(448,665)
Other current assets	(236,630)	(114,448)
Accounts payable and accrued expenses	(2,680,481)	1,344,233
Income taxes payable	(159,694)	159,694
Employee compensation and related expenses	112,462	(314,699)
Contribution to retirement plan		5,250
Net cash provided by operating activities	11,232,819	9,632,090
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(4,935,361)	(807,989)
Increase in cash value of officers’ life insurance	(17,295)	(17,917)
Net cash used in investing activities	(4,952,656)	(825,906)
FINANCING ACTIVITIES
Cash dividends paid	(839,933)	(1,191,605)
Cash paid for principal portion of finance lease	(49,640)
Net cash used in financing activities	(889,573)	(1,191,605)
Increase in cash	5,390,590	7,614,579
Cash at beginning of year	11,667,161	4,052,582
Cash at end of year	$ 17,057,751	$ 11,667,161